SUNAMERICA SERIES TRUST
Supplement to the Statutory Prospectus Dated May 2, 2011
Effective January 10, 2012, for the Aggressive Growth Portfolio (the “Portfolio”), in the Portfolio Summary, in the Investment Adviser section, the disclosure regarding the portfolio managers is supplemented by adding the following:

	Portfolio Manager of
Name	the Portfolio Since	Title
Chris Warner, CFA	2012	Portfolio Manager
In addition, for the Fundamental Growth Portfolio (the “Portfolio”), in the Portfolio Summary, in the Investment Adviser section, the disclosure regarding Michael C. Harris, is deleted and replaced by the following:

	Portfolio Manager of the
Name	Portfolio Since	Title
Michael T. Smith, CFA	2012	Portfolio Manager
In the Management section under Information about the Investment Adviser’s Management of Certain Portfolios, the portfolio manager information for Wells Capital Management Incorporated (“Wells Capital”) is deleted in its entirety and replaced with the following:
The Aggressive Growth Portfolio is managed by an investment team comprised of Thomas J. Pence, CFA, Michael T. Smith, CFA and Chris Warner, CFA. Mr. Pence is managing director and senior portfolio manager for the Fundamental Growth Equity team at Wells Capital. Mr. Pence has oversight and portfolio management responsibility for the team’s Fundamental Small to Mid, Mid Capitalization, Large Capitalization and Large Capitalization Select and All Capitalization growth portfolios. Mr. Pence has earned the right to use the Chartered Financial Analyst (“CFA”) designation. Mr. Smith is a portfolio manager at Wells Capital who serves as a research analyst with primary responsibilities covering the health care sector for the Fundamental Growth Equity team. He joined Wells Capital from Strong Capital Management, having joined Strong in 2000. He has been awarded the use of the CFA designation. Mr. Warner is a portfolio manager for the Fundamental Growth Team. He joined Wells Capital in 2007 and prior to joining Wells Capital he worked as an equity research associate at Citigroup, Inc. Mr. Warner has been awarded the use of the CFA designation
The Fundamental Growth Portfolio is managed by an investment team led by Thomas J. Pence, CFA and Michael T. Smith, CFA. Mr. Pence is managing director and senior portfolio manager for the Fundamental Growth Equity team at Wells Capital. Mr. Pence has oversight and portfolio management responsibility for the team’s Fundamental Small to Mid, Mid Capitalization, Large Capitalization and Large Capitalization Select and All Capitalization growth portfolios. Mr. Pence has earned the right to use the CFA designation. Mr. Smith is a portfolio manager at Wells Capital who serves as a research analyst with primary responsibilities covering the health care sector for the Fundamental Growth Equity team. He joined Wells Capital from Strong Capital Management, having joined Strong in 2000. He has been awarded the use of the CFA designation.

Date:	January 13, 2012

Versions:	Class 1 Version A; Class 1 Version B; and Combined Master Version 1

SUNAMERICA SERIES TRUST
Supplement to the Statutory Prospectus Dated May 2, 2011
Effective January 10, 2012, for the Aggressive Growth Portfolio (the “Portfolio”), in the Portfolio Summary, in the Investment Adviser section, the disclosure regarding the portfolio managers is supplemented by adding the following:

	Portfolio Manager of
Name	the Portfolio Since	Title
Chris Warner, CFA	2012	Portfolio Manager
In the Management section under Information about the Investment Adviser’s Management of Certain Portfolios, the portfolio manager information for Wells Capital Management Incorporated (“Wells Capital”) for the Aggressive Growth Portfolio is deleted in its entirety and replaced with the following:
The Aggressive Growth Portfolio is managed by an investment team comprised of Thomas J. Pence, CFA, Michael T. Smith, CFA and Chris Warner, CFA. Mr. Pence is managing director and senior portfolio manager for the Fundamental Growth Equity team at Wells Capital. Mr. Pence has oversight and portfolio management responsibility for the team’s Fundamental Small to Mid, Mid Capitalization, Large Capitalization and Large Capitalization Select and All Capitalization growth portfolios. Mr. Pence has earned the right to use the Chartered Financial Analyst (“CFA”) designation. Mr. Smith is a portfolio manager at Wells Capital who serves as a research analyst with primary responsibilities covering the health care sector for the Fundamental Growth Equity team. He joined Wells Capital from Strong Capital Management, having joined Strong in 2000. He has been awarded the use of the CFA designation. Mr. Warner is a portfolio manager for the Fundamental Growth Team. He joined Wells Capital in 2007 and prior to joining Wells Capital he worked as an equity research associate at Citigroup, Inc. Mr. Warner has been awarded the use of the CFA designation

Date:	January 13, 2012

Versions:	Class 1 Version AG Life; and Class 1 & 3 Version C1